UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21368
                                                    ----------

                           BTOP50 Managed Futures Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                800 Third Avenue
                               New York, NY 10022
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Asset Alliance Advisors, Inc.
                                800 Third Avenue
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-226-6477
                                                           -------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2008
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.






      BTOP50 MANAGED FUTURES FUND




      FINANCIAL STATEMENTS
      As of and for the Six Months ended April 30, 2008

      (Unaudited)

BTOP50 MANAGED FUTURES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM:                     1


FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED OCTOBER 31, 2007:


   Statement of Assets and Liabilities                                       2

   Statement of Operations                                                   3

   Statements of Changes in Net Assets                                       4

   Notes to Financial Statements                                            5-9

   Additional Information (Unaudited)                                       10

BTOP50 MANAGED FUTURES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008  (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

ASSETS:

Cash and cash equivalents                                                                      $  111,472
Offering costs                                                                                    324,000
Interest receivable                                                                                   151
                                                                                               ----------

           Total assets                                                                           435,623
                                                                                               ----------

LIABILITIES:

Due to Fund Manager                                                                               324,000
                                                                                               ----------

           Total liabilities                                                                      324,000
                                                                                               ----------

NET ASSETS                                                                                     $  111,623
                                                                                               ==========


COMPONENTS OF NET ASSETS
Paid-in capital (110.789 shares issued and outstanding; unlimited number of shares
  authorized for issuance)                                                                     $  110,799
Undistributed net investment income                                                                   824
                                                                                               ----------
Net Assets                                                                                     $  111,623
                                                                                               ==========

NET ASSET VALUE PER SHARE                                                                      $ 1,007.53
                                                                                               ==========

 * See Notes to Financial Statements

BTOP50 MANAGED FUTURES FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTH ENDED APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest                                                             $  1,510
                                                                       ---------


Expenses:
  Professional fees                                                      12,500
  Board of trustees fees                                                  5,000
  Filing fees                                                             2,750
                                                                       ---------
  Total expenses                                                         20,250
        Less expenses paid on behalf of the Fund (Note 4)               (20,250)
                                                                       ---------
  Net expenses                                                               --
                                                                       ---------
     Net investment income                                                1,510
                                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  1,510
                                                                       =========

 * See Notes to Financial Statements

BTOP50 MANAGED FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                              For the               For the
                                                                                         six months ended         year ended
                                                                                          April 30, 2008       October 31, 2007
                                                                                         ----------------      ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
    Net investment income                                                                    $   1,510            $   4,812
                                                                                             ---------            ---------
           Net increase in net assets resulting from operations                                  1,510                4,812

DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS:
    Distributions from net investment income                                                    (4,937)              (4,215)
                                                                                             ---------            ---------
           Net decrease in net assets resulting from distributions                              (4,937)              (4,215)

INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS:
  Reinvestments (shares purchased 4.205 and 4.937, respectively)                                 4,937                4,215
                                                                                             ---------            ---------

           Net increase in net assets resulting from capital transactions                        4,937                4,215
                                                                                             ---------            ---------

NET INCREASE IN NET ASSETS                                                                       1,510                4,812

NET ASSETS, BEGINNING OF YEAR                                                                  110,113              105,301
                                                                                             ---------            ---------

NET ASSETS, END OF YEAR (Undistributed net investment income                                 $ 111,623            $ 110,113
                                                                                             =========            =========
                        of $4,937 and $4,251 respectively)

 * See notes to financial statements

BTOP50 MANAGED FUTURES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


1.    ORGANIZATION AND BUSINESS

      NATURE OF OPERATIONS--BTOP50 Managed Futures Fund (the "Fund") is a non-diversified, closed-end management investment company formed as a statutory trust under the laws of the state of Delaware. The Fund issued 100 Class A shares on June 8, 2005, to Asset Alliance Corporation, the parent company to Asset Alliance Advisors, Inc. (the "Fund Manager"). The Fund Manager has been retained by the Fund to manage the assets of the Fund.

      The Fund serves as a feeder fund in a "master/feeder fund" structure whereby it will be a shareholder of, and will invest substantially all of its investable assets in BTOP50 CTA Public Master Fund, Ltd,. a Cayman Islands exempted, limited liability company (the "Master Fund"). As of April 30, 2008, the Master Fund has not commenced operations.

      The Fund, through its investment in the Master Fund, seeks to capture the aggregate performance of the global managed futures industry. The Fund seeks to achieve its objective by investing at least 80% of its assets in managed futures and commodity trading advisor programs included in the BTOP50 CTA Index (the "Index"). The Fund expects to invest in accordance with the program weightings of the three major trading styles utilized by commodity trading advisor programs on an equally weighted basis among the included trading advisor programs within each style. The Fund expects to invest in the twenty to thirty trading advisor programs representing the largest managed futures and commodity trading programs, in descending order of size, which account for in the aggregate approximately fifty percent of all investable assets in the managed futures and commodity trading advisor programs tracked by the Barclay CTA proprietary database (the "Barclay database"). The Barclay database is the universe of approximately 700 commodity trading advisor programs from which the Index is derived.

      The Fund will rebalance its investments annually as close to January 1 as is practicable based on the asset levels of trading advisor programs in the Barclay CTA proprietary database as of September 30 of the preceding year. The Fund's investment criteria utilize the criteria for the BTOP50 CTA Index together with additional criteria designed to assist in portfolio selection and operation of the Fund, and the Fund's investments will reflect the components of the BTOP50 CTA Index. The Fund Manager will periodically review, and may make modifications to, the Fund's trading advisor inclusion and removal criteria. Under normal circumstances, the Fund will invest at least 80% of its assets in the components of the Index.

      The Fund may also invest in U.S. government securities or liquid, short-term investments including high quality, short-term money market securities, for cash management purposes.

      Offering costs of $324,000 will be paid by the Fund Manager and will be amortized over a twelve-month period, on a straight-line basis upon the commencement of operations, provided that the Fund's shares are continuously offered during that period. The Fund will reimburse the Fund Manager for the offering costs paid on its behalf.

      The board of trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Fund Manager. The board of trustees is responsible for reviewing the allocation and reallocation of the Fund's investment portfolio among investment vehicles for conformity to the inclusion criteria and may make recommendations to the Fund with respect to whether a trading advisor is a qualified trading advisor for purposes of the inclusion criteria. The board of trustees also regularly reviews the Fund's portfolio of investment vehicles and their respective trading advisors and may conduct a formal review of any trading advisor and/or investment vehicle in conjunction with the Fund Manager. The board of trustees will review the criteria for investment by the Fund with regard to each trading advisor program. The board of trustees may also review the effectiveness of the Fund Manager's inclusion criteria.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
      (GAAP) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      CASH AND CASH EQUIVALENTS--Cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

      INCOME RECOGNITION AND EXPENSES-- Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are recorded monthly on the accrual method of accounting, as earned or incurred.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the board of trustees and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the board of trustees. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis beginning upon commencement of operations. At April 30, 2008, offering costs of $324,000 have been capitalized since the operations of the Master Fund have not commenced at April 30, 2008. No offering costs have been amortized in the six months ended April 30, 2008.

      FEDERAL TAXES-- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

      INDEMNIFICATIONS--The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

      USE OF ESTIMATES --The preparation of financial statements in conformity with GAAP, which requires the Fund Manager to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Such policies are consistently followed by the Fund in preparation of its financial statements. The Fund Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    SHARES OF BENEFICIAL INTEREST

      The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                     FOR THE                               FOR THE
                                 SIX MONTHS ENDED                        YEAR ENDED
                                  APRIL 30, 2008                      OCTOBER 31, 2007
                              SHARES          DOLLARS               SHARES         DOLLARS
                            ----------      -----------           ----------     -----------

      Subscriptions               --              --                    --             --
      Redemptions                 --              --                    --             --
      Reinvestments            4.937           4,937                 4.205          4,215
                            ---------------------------           --------------------------
      Net increase             4.937           4,937                 4.205          4,215
                            ===========================           ==========================


4.    MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      The Fund has entered into an advisory agreement with the Fund Manager pursuant to which the Fund Manager will be responsible for providing the Fund with investment advisory services and facilities provided by the Fund Manager. For its services, the Fund Manager will receive a fee payable monthly in arrears no later then seven calendar days after each month end at an annual rate equal to 1.00% of the month end value of the Fund's total assets. This fee will begin to accrue when the Fund Manger makes its first investment decision. The Fund Manager has agreed to pay all expenses on behalf of the Fund until the commencement of operations. For the six months ended April 30, 2008, the Fund Manager has agreed to pay $20,250 on behalf of the Fund. These expenses are disclosed on the Statement of Operations.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the investment vehicles in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these investment vehicles is limited to the value of these investments reported by the Fund. As of April 30, 2008, the Fund did not invest in any investment vehicles.

6.    RECENT ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in the Fund's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund Manager's evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements.

7.    FINANCIAL HIGHLIGHTS

      In  accordance  with GAAP,  the Fund is  required  to  disclose  financial
      highlights,   which  consist  of  per  share  operating  performance,  net investment income (loss) and expense ratios, and total return.

                                                                                                    FOR THE PERIOD
                                               FOR THE           FOR THE            FOR THE        FROM JUNE 9, 2005
                                          SIX MONTHS ENDED     YEAR ENDED         YEAR ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE            APRIL 30, 2008   OCTOBER 31, 2007   OCTOBER 31, 2006    OCTOBER 31, 2005
-------------------------------           ----------------  ----------------   ----------------    ----------------

Net asset value, beginning of period         $ 1,040.25        $ 1,035.95         $ 1,011.00          $ 1,000.00
Income from investment operations:
Net investment income(1)                          13.92             45.77              41.42               11.00
                                             ----------        ----------         ----------          ----------
Total from investment operations                  13.92             45.77              41.42               11.00
                                             ----------        ----------         ----------          ----------
Distributions from net investment income         (46.64)           (41.47)            (16.47)               0.00
                                             ----------        ----------         ----------          ----------
Total distributions to shareholders              (46.64)           (41.47)            (16.47)               0.00
                                             ----------        ----------         ----------          ----------
NET ASSET VALUE, END OF PERIOD               $ 1,007.53        $ 1,040.25         $ 1,035.95          $ 1,011.00
                                             ==========        ==========         ==========          ==========

TOTAL RETURN
Total return                                       2.76 %            4.55 %             4.16 %              1.10 % (2)

ANNUALIZED RATIOS / SUPPLEMENTAL DATA

Net assets, end of period                    $  111,623        $  110,113          $ 105,301          $  101,100


Net investment income                              2.73 %            4.47 %             4.08 %              2.74 % (3)
Expenses before expense reimbursements            36.67 %           37.59 %            36.44 %             74.50 % (3)
Expenses after expense reimbursements              0.00 %            0.00 %             0.00 %              0.00 % (3)

(1) Based on average shares outstanding.
(2) Total returns are not annualized for periods of less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(3) Annualized


                       ADDITIONAL INFORMATION (UNAUDITED)

          BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT CONTRACT



               The board of trustees unanimously approved the continuation of the Investment Management Agreement between Asset Alliance Advisors, Inc. and BTOP50 Managed Futures Fund at a meeting held on December 21, 2006. In determining whether to approve the Agreement, the Board considered the nature, quality and extent of services to be provided by Asset Alliance. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program and business continuity plan that was in place at Asset Alliance. The Trustees considered the investment experience of Asset Alliance and noted that since the Fund is new, the Fund's performance will be evaluated on a periodic basis as compared to the Fund's respective peer group. However, the Trustees considered the historical performance of other accounts managed by Asset Alliance using investment strategies substantially similar to those of the Fund. In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. The Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to its peer group. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. In addition, the Trustees also discussed other benefits received by Asset Alliance from its management of the Fund, including the ability to enhance sales of its private funds. The Board of Trustees, including all of the Independent

      Trustees, concluded that the fees payable under the Agreement were fair and reasonable with respect to the services that Asset Alliance would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.


      PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS


      THE FUND INVESTS PRIMARILY IN FOREIGN INVESTMENT COMPANIES AND SIMILAR INVESTMENT VEHICLES THAT ARE NOT VOTING SECURITIES. TO THE EXTENT THE FUND INVESTS IN VOTING SECURITIES, IF ANY, IT HAS ADOPTED A SET OF PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES. A DESCRIPTION OF THE FUND'S PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND TOLL-FREE AT 1.800.226.6477,
      (II) ON THE FUND MANAGER'S FORM ADV PART II.

      IN ADDITION, THE FUND IS REQUIRED TO FILE NEW FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. THE FUND'S FORM N-PX IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND TOLL FREE AT 1.800.226.6477 AND
      (II) ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

      THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST QUARTER AND THE THIRD QUARTER OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORM N-Q FILINGS ARE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV. THOSE FORMS MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


      TRUSTEES AND OFFICERS BIOGRAPHICAL DATA

      The officers of the Fund manage its day-to-day operations. The officers are directly responsible to the Fund's board of trustees which sets board policies for the Fund and chooses its officers. The following is a list of the trustees and officers of the Trust and their present positions and principal occupations during the last five years. The business address of the trustees and officers is 800 Third Avenue, New York, NY 10022.

ITEM 2.   CODE OF ETHICS.

Not applicable.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.   INVESTMENTS.


(a)                        BTOP50 Managed Futures Fund

                             Schedule of Investments
                                   (Unaudited)
                                     4/30/08


                                                                                                                   % OF NET
STRATEGY                  INVESTMENT FUND                        COST             FAIR VALUE       LIQUIDITY*       ASSETS
--------                  ---------------                        ----             ----------       ----------       ------
Short-Term Investments    PNC Money Market Account              111,472             111,472          Daily           99.9%
                                                               ----------------------------                         ------
                               Total                           $111,472             111,472                          99.9%
                                                               ========
                          Other Assets, less Liabilities                                151                           0.1%
                                                                                   --------                         ------
                          Net Assets                                               $111,623                         100.0%
                                                                                   ========                         ======

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)(1)    Not applicable.

(a)(2)    Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               BTOP50 Managed Futures Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen G. Bondi
                         -------------------------------------------------------
                           Stephen G. Bondi, President
                           (principal executive officer)

Date           6/27/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen G. Bondi
                         -------------------------------------------------------
                           Stephen G. Bondi, President
                           (principal executive officer)

Date           6/27/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jay S. Lee
                         -------------------------------------------------------
                           Jay S. Lee, Vice President, Treasurer and CFO (principal financial officer)

Date           6/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.